INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

18. INCOME TAXES

Income tax expenses (benefits)

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Income (loss) before income taxes and equity in earnings of affiliates
Canada	(31,896)	6,237	(19,357)
United States	(117,145)	66,432	22,275
PRC including Hong Kong and Taiwan	184,113	(35,943)	193,705
Japan	48,665	51,910	1,179
Singapore	(2,956)	(7,728)	69,424
Brazil	(39,412)	14,448	32,052
Thailand	74,166	(15,562)	17,155
Other	18,949	58,670	40,035
	134,484	138,464	356,468
Current tax expense (benefit)
Canada	36,226	(1,124)	(16,707)
United States	(71,421)	15,937	(1,684)
PRC including Hong Kong and Taiwan	30,276	47,356	47,528
Japan	18,941	24,047	3,054
Singapore	(489)	617	872
Brazil	—	6,151	5,023
Thailand	—	—	—
Other	8,722	10,097	19,183
	22,255	103,081	57,269
Deferred tax expense (benefit)
Canada	(10,792)	685	10,629
United States	23,173	(1,604)	1,996
PRC including Hong Kong and Taiwan	(17,998)	(65,017)	500
Japan	(10,571)	(353)	(173)
Singapore	—	—	231
Brazil	(11,670)	1,244	5,546
Thailand	—	—	—
Other	3,620	(2,192)	(2,645)
	(24,238)	(67,237)	16,084
Total income tax expense (benefit)
Canada	25,434	(439)	(6,078)
United States	(48,248)	14,333	312
PRC including Hong Kong and Taiwan	12,278	(17,661)	48,028
Japan	8,370	23,694	2,881
Singapore	(489)	617	1,103
Brazil	(11,670)	7,395	10,569
Thailand	—	—	—
Other	12,342	7,905	16,538
	(1,983)	35,844	73,353

18. INCOME TAXES (Continued)

The Company’s major operating subsidiaries and their respective income taxes are as follows:

Canada

CSI was incorporated in Ontario, Canada and was subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5%. In July 2022, CSI filed articles of continuance to change its jurisdiction from the provincial jurisdiction of British Columbia to the provincial jurisdiction of Ontario. CSI is subject to federal and Ontario provincial corporate income taxes at a rate of 26.5% through December 31, 2022.

Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 25% for all years ended December 31, 2020, 2021 and 2022.

United States

Canadian Solar (USA) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 22.2%, 26.4% and 24.6% for the years ended December 31, 2020, 2021 and 2022, respectively.

Canadian Solar SSES (US) Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 21.9% for the year ended December 31, 2022.

Recurrent Energy Group Inc. was incorporated in Delaware, U.S. and is subject to federal and state corporate income taxes at a rate of 26.1%, 22.2% and 22.5% for the years ended December 31, 2020, 2021 and 2022, respectively.

Japan

Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 31.8% for the years ended December 31, 2020, 2021 and 2022, respectively.

Singapore

Canadian Solar Energy Holding Singapore Pte. Ltd. was incorporated in Singapore and is subject to Singapore corporate income tax at a rate of approximately 17% for the years ended December 31, 2020, 2021 and 2022, respectively.

Germany

Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2020, 2021 and 2022, respectively.

Brazil

Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd. was incorporated in Brazil and is subject to Brazil corporate income tax at a rate of 34% for the years ended December 31, 2020, 2021 and 2022, respectively.

Thailand

Canadian Solar Manufacturing (Thailand) Co.,Ltd. was incorporated in Thailand and is subject to Thailand corporate income taxes at a normal statutory rate of 20%. The Company currently has three Board of Investment certificates for full tax exemption which have different effective years. The certificates started from year 2017, 2017 and 2020, respectively, one of which expired in 2022 and the other two will expire in 2025 and 2028, respectively.

PRC

The major operating subsidiaries, including CSI Solartronics (Suzhou) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Co., Ltd. and Canadian Solar Manufacturing (Changshu) Inc., and Suzhou Sanysolar Materials Technology Co., Ltd. were governed by the PRC Enterprise Income Tax Law (“EIT Law”).

18. INCOME TAXES (Continued)

PRC (Continued)

Certain of the Company’s PRC subsidiaries, such as CSI New Energy Holding Co., Ltd. and Canadian Solar Manufacturing (Luoyang) Inc., were once HNTEs and enjoyed preferential enterprise income tax rates. These benefits have, however, expired. In 2022, only Suzhou Sanysolar Materials Technology Co., Ltd, Changshu Tegu New Material Technology Co., Ltd, CSI New Energy Development (Suzhou) Co., Ltd (formerly known as Suzhou Gaochuangte New Energy Development Co., Ltd), Canadian Solar Photovoltaic Technology (Luoyang) Co., Ltd. and Changshu Tlian Co., Ltd are HNTEs and enjoyed preferential enterprise income tax rates.

Hong Kong

Canadian Solar International Ltd. was incorporated in Hong Kong, China, and are subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2020, 2021 and 2022, respectively.

Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and equity in earnings of affiliates and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2020	2021	2022
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	4%	4%	(3)%
Effect of different tax rate on earnings in other jurisdictions	(6)%	9%	1%
Effect of tax holiday	(1)%	(3)%	(1)%
Effect of true-up	(13)%	4%	(2)%
Unrecognized tax provision	—%	(5)%	—%
Change in valuation allowance	(14)%	(3)%	(1)%
Effect of change in tax rate	2%	(7)%	—%
	(1)%	26%	21%

The aggregate amount and per share effect of tax holiday are as follows:

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	1,287	4,466	2,520
Per share — basic	0.02	0.07	0.04
Per share — diluted	0.02	0.07	0.04

18. INCOME TAXES (Continued)

Hong Kong (Continued)

The components of the deferred tax assets and liabilities are presented as follows:

	At December 31,	At December 31,
	2021	2022
	$	$
Deferred tax assets:
Accrued warranty costs	14,942	17,318
Allowance for credit losses	12,175	11,772
Inventory write-down	1,404	1,235
Future deductible expenses	24,910	32,351
Depreciation and impairment difference of property, plant and equipment and solar power systems	24,561	36,332
Accrued liabilities related to antidumping and countervailing duty deposits	39	40
Government subsidies	39,470	28,723
Net operating losses carry-forward	110,012	79,474
Unrealized foreign exchange loss and capital loss	491	2,677
Interest limitation	10,800	14,031
Others	47,690	48,761
Total deferred tax assets, gross	286,494	272,714
Valuation allowance	(45,682)	(43,488)
Total deferred tax assets, net of valuation allowance	240,812	229,226

Deferred tax liabilities:
Derivative assets	2,153	2,899
Depreciation difference of property, plant and equipment	27,776	34,914
Insurance recoverable	32	55
Unrealized foreign exchange gain	3,452	3,906
Others	19,046	24,856
Total deferred tax liabilities	52,459	66,630
Net deferred tax assets	188,353	162,596
Analysis as:
Deferred tax assets	236,503	229,226
Deferred tax liabilities	(48,150)	(66,630)
Net deferred tax assets	188,353	162,596

18. INCOME TAXES (Continued)

Hong Kong (Continued)

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises in PRC earned after January 1, 2008, are subject to a 5% or 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2022, all of the undistributed earnings of approximately $592,731 attributable to the Company’s PRC subsidiaries and affiliates are considered to be permanently reinvested, and no provision for PRC withholding income tax on dividend has been made thereon accordingly. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $29,637 to $59,273, depending on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Valuation allowance

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Beginning balance	70,627	50,118	45,682
Reversals	(21,585)	(4,671)	(1,531)
Foreign exchange effect	1,076	235	(663)
Ending balance	50,118	45,682	43,488

As of December 31, 2022, the Company has accumulated net operating losses of $579,862 of which $338,692 will expire between 2023 and 2042, and the remaining can be carried forward and back.

The Company considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

●	Tax planning strategies;
●	Future reversals of existing taxable temporary differences;
●	Further taxable income exclusive of reversing temporary differences and carry-forwards;

18. INCOME TAXES (Continued)

Valuation allowance (Continued)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

The Company has recognized a valuation allowance of $45,682 and $43,488 as at December 31, 2021 and 2022, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2021 and 2022 was $1,585 and $961, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

The following table illustrates the movement and balance of the Company’s liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2020, 2021 and 2022, respectively.

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Beginning balance	10,557	9,628	5,863
Reductions for tax positions from prior years/Statute of limitations expirations	(1,011)	(3,763)	(678)
Foreign exchange effect	82	(2)	(415)
Ending balance	9,628	5,863	4,770

The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada, China and the United States. Generally, the Company’s taxation years from 2016 to 2022 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2017 through 2022 remain open to examination by the U.S. tax authorities.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes has resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company’s Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2017 retrospectively, and on transfer pricing matters for taxation years up to 2012 retrospectively. There is no statute of limitations in case of tax evasion in PRC.